CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net profit (loss)	$ (59,035)	$ (104,705)	$ (179,430)
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Unrealized loss (gain) on foreign currency	(850)	(2,875)	382
Provision for (benefit from) account receivable allowances	198	3	268
Depreciation and amortization	3,568	3,607	1,990
Amortization of capitalized internal-use software costs	1,532	667	446
Amortization of deferred contract costs	9,567	7,135	4,667
Remeasurement of convertible preferred share warrant liabilities	0	0	101,413
Remeasurement of convertible preferred share tranche rights	0	0	21,260
Share-based compensation expense	62,410	67,467	33,358
Operating Lease, Right-of-Use Asset, Amortization Expense	4,605	4,211	0
Interest Income, Deposit with Financial Institution, Increase (Decrease)	2,593	(4,613)	0
Ordinary share warrants issued to a customer	1,536	1,535	777
Other	161	180	(121)
Changes in operating assets and liabilities:
Accounts receivable	(9,685)	(1,715)	1,440
Deferred contract acquisition costs	(8,893)	(9,707)	(7,744)
Prepaid expenses and other assets	(1,618)	4,026	(15,079)
Accounts payable	373	1,931	(832)
Accrued compensation and benefits	(199)	291	8,398
Guarantee obligations	358	249	(333)
Provision for chargebacks, net	112	(40)	1,438
Increase (Decrease) in Operating Lease Liability	(4,580)	(2,609)	0
Accrued expenses and other liabilities	5,126	8,710	7,424
Net cash provided by (used in) operating activities	7,279	(26,252)	(20,278)
Cash flows from investing activities:
Purchases of short-term deposits	(55,000)	(463,750)	(110,000)
Maturities of short-term deposits	337,000	261,750	39,063
Purchases of investments	(29,086)	0	0
Purchases of property and equipment	(1,355)	(6,126)	(12,254)
Capitalized software development costs	0	(1,886)	(1,250)
Net cash provided by (used in) investing activities	251,559	(210,012)	(84,441)
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares and warrants, net of issuance costs	0	0	26,781
Proceeds from cash exercise of series E-1 convertible preferred share warrants	0	0	6,489
Proceeds from exercise of share options	3,841	4,059	2,948
Proceeds from initial public offering, net of underwriting discounts and commissions	0	0	392,273
Payments of deferred offering costs	0	(204)	(5,302)
Purchases of treasury shares	(13,155)	0	0
Net cash provided by (used in) financing activities	(9,314)	3,855	423,189
Effects of exchange rates on cash, cash equivalents, and restricted cash	297	(1,701)	0
Net increase (decrease) in cash, cash equivalents, and restricted cash	249,821	(234,110)	318,470
Cash, cash equivalents, and restricted cash—beginning of period	191,017	425,127	106,657
Cash, cash equivalents, and restricted cash—end of period	440,838	191,017	425,127
Supplemental disclosures of cash flow information:
Cash paid for interest	0	0	0
Cash paid for income taxes	17	18	647
Payments for Rent	6,080	4,357	0
Operating lease liabilities arising from obtaining right-of-use assets	0	792	0
Adjustment to ROU assets upon modification of existing lease	(811)	0	0
Supplemental disclosures of noncash investing and financing activities:
Purchases of property and equipment during the period included in accounts payable and accrued expenses	97	926	2,042
Share-based compensation capitalized for software development	0	299	131
Software development costs, accrued but not paid	0	0	485
Deferred offering costs accrued but not paid	0	0	204
Conversion of convertible preferred shares into Class A ordinary shares upon IPO	0	0	291,296
Reclassification of convertible preferred share warrants upon IPO	0	0	110,502
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization	0	0	4
Reconciliation of cash, cash equivalents, and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	440,838	188,670	418,143
Restricted cash	0	2,347	6,984
Total cash, cash equivalents, and restricted cash	440,838	191,017	425,127
Convertible Preferred Share Tranche Rights [Member]
Supplemental disclosures of noncash investing and financing activities:
Settlement of convertible preferred share tranche rights	$ 0	$ 0	$ 23,738